Gain on Troubled Debt Restructuring (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on troubled debt restructuring		$ 79,143	$ 0
Impact on basic and diluted loss per share		$ 0.33	$ 0.00
Industrial Suppliers
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on troubled debt restructuring		$ 49,214	$ 0
Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on troubled debt restructuring	[1]	$ 29,929	$ 0

[1]	Gain on troubled debt restructuring of payables due to offshore creditors